PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 93.5%
Asset-Backed Securities 3.9%
Collateralized Loan Obligations
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	6.330%(c)	01/20/32	249	$245,701
KKR Static CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)	6.738(c)	10/20/31	250	249,347
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	6.419(c)	02/20/30	215	212,980
Voya CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	6.280(c)	04/17/30	208	205,895

Total Asset-Backed Securities (cost $915,411)				913,923
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $762)	7.000	06/16/23(oo)	5	569
Corporate Bonds 84.1%
Advertising 0.3%
CMG Media Corp., Gtd. Notes, 144A	8.875	12/15/27	100	64,781
Aerospace & Defense 1.6%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	50	45,973
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	50	49,032
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	25	24,264
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	250	246,155
				365,424

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 0.9%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250%	02/15/28	25	$24,480
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	100	95,625
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	50	47,325
Sr. Sec’d. Notes, 144A	4.625	04/15/29	50	45,201
				212,631
Apparel 1.0%
Hanesbrands, Inc., Gtd. Notes, 144A	4.875	05/15/26	25	23,289
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	75	62,800
Levi Strauss & Co., Sr. Unsec’d. Notes, 144A	3.500	03/01/31	75	61,962
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	100	79,723
				227,774
Auto Manufacturers 1.6%
Allison Transmission, Inc., Gtd. Notes, 144A	3.750	01/30/31	50	42,071
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	325	247,020
Sr. Unsec’d. Notes	4.750	01/15/43	100	73,785
				362,876
Auto Parts & Equipment 1.0%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	25	25,250
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27	75	69,691
Dana, Inc., Sr. Unsec’d. Notes	4.250	09/01/30	175	140,968
				235,909

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 1.1%
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625%	05/01/26	25	$21,910
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	200	150,472
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	75	74,250
				246,632
Building Materials 1.9%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	125	92,692
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	25	23,720
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	50	48,260
Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28	50	47,397
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	25	20,230
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	75	69,890
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	50	39,008
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	25	21,197
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	75	68,855
				431,249
Chemicals 1.0%
ASP Unifrax Holdings, Inc., Sr. Sec’d. Notes, 144A	5.250	09/30/28	125	94,185
Diamond BC BV, Gtd. Notes, 144A	4.625	10/01/29	50	50,190
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	100	79,393
				223,768
Commercial Services 8.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26	200	187,519

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625%	06/01/28	200	$164,000
Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	125	114,514
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	225	208,611
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.375	03/01/29	75	67,417
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	75	69,954
Gartner, Inc., Gtd. Notes, 144A	3.750	10/01/30	100	87,783
Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27	50	47,482
Hertz Corp. (The), Gtd. Notes, 144A	5.000	12/01/29	125	100,331
Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29	150	125,894
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	150	120,199
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	100	88,643
United Rentals North America, Inc., Gtd. Notes	3.750	01/15/32	475	396,389
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	150	150,232
				1,928,968
Computers 2.1%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	200	173,288
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	50	42,031
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	125	110,391
Gtd. Notes, 144A	5.750	09/01/27	75	74,446

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750%	06/01/25	100	$99,723
				499,879
Distribution/Wholesale 0.8%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	200	171,709
Ritchie Bros Holdings, Inc. (Canada), Gtd. Notes, 144A	7.750	03/15/31	25	26,000
				197,709
Diversified Financial Services 5.2%
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	200	162,933
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	125	80,927
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	75	65,351
LPL Holdings, Inc., Gtd. Notes, 144A	4.375	05/15/31	125	108,764
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	225	182,404
Gtd. Notes, 144A	5.500	08/15/28	200	173,064
Navient Corp.,
Sr. Unsec’d. Notes	5.500	03/15/29	50	41,369
Sr. Unsec’d. Notes	5.875	10/25/24	25	24,456
Sr. Unsec’d. Notes	6.750	06/25/25	25	24,323
Sr. Unsec’d. Notes	9.375	07/25/30	25	23,995
OneMain Finance Corp.,
Gtd. Notes	6.625	01/15/28	75	68,120
Gtd. Notes	7.125	03/15/26	75	71,725

PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375	10/15/25	125	116,254
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	4.000	10/15/33	75	56,463
				1,200,148

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electrical Components & Equipment 0.6%
Energizer Holdings, Inc., Gtd. Notes, 144A	4.750%	06/15/28	50	$44,509
WESCO Distribution, Inc., Gtd. Notes, 144A	7.250	06/15/28	100	102,057
				146,566
Electronics 0.1%
Likewize Corp., Sr. Sec’d. Notes, 144A (original cost $26,839; purchased 01/13/22)(f)	9.750	10/15/25	25	23,270
Engineering & Construction 0.5%
TopBuild Corp., Gtd. Notes, 144A	3.625	03/15/29	125	107,988
Environmental Control 1.0%
Covanta Holding Corp., Gtd. Notes, 144A	4.875	12/01/29	50	43,846
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28	125	111,250
Gtd. Notes, 144A	4.375	08/15/29	100	88,500
				243,596
Foods 3.0%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29	50	43,510
Gtd. Notes, 144A	6.500	02/15/28	25	24,905
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	75	70,701
Gtd. Notes	5.250	09/15/27	75	63,748
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500	04/15/25	125	124,212
Sr. Sec’d. Notes, 144A	4.625	11/15/28	25	22,658
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	25	21,026
Gtd. Notes	5.200	07/15/45	25	23,618
Gtd. Notes	5.500	06/01/50	100	98,503
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	25	22,321

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc., (cont’d.)
Gtd. Notes, 144A	4.375%	01/31/32	75	$66,619
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	50	43,766
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	75	63,574
				689,161
Gas 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	75	67,958
Sr. Unsec’d. Notes	5.875	08/20/26	50	46,519
				114,477
Healthcare-Products 1.1%
Embecta Corp., Sr. Sec’d. Notes, 144A	5.000	02/15/30	50	41,953
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	125	108,004
Sr. Unsec’d. Notes, 144A	5.250	10/01/29	125	107,397
				257,354
Healthcare-Services 3.8%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	100	79,290
Gtd. Notes, 144A	4.625	06/01/30	125	107,233

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	150	139,973
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	225	168,588
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28	75	71,090
Sr. Sec’d. Notes	4.250	06/01/29	150	134,693
Sr. Sec’d. Notes, 144A	6.750	05/15/31	50	49,951
Sr. Unsec’d. Notes	6.875	11/15/31	125	121,681
				872,499

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 7.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625%	01/15/28	125	$117,320
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	150	138,150
Gtd. Notes	7.250	10/15/29	75	71,265
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250	09/15/27	50	45,019
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	75	58,313

Century Communities, Inc., Gtd. Notes	6.750	06/01/27	200	199,807
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	25	22,875
Forestar Group, Inc., Gtd. Notes, 144A	5.000	03/01/28	125	114,375
KB Home,
Gtd. Notes	4.000	06/15/31	150	128,082
Gtd. Notes	4.800	11/15/29	25	22,775
Gtd. Notes	6.875	06/15/27	50	51,022

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	150	140,027
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	200	171,604
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	75	71,594
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	25	22,060
Sr. Unsec’d. Notes	4.750	04/01/29	100	87,402

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	50	45,115
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	50	48,500
Gtd. Notes, 144A	5.875	06/15/27	75	73,122
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	50	46,493

Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	150	144,424
				1,819,344
Household Products/Wares 0.3%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	75	63,204

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares 0.7%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.000%	04/01/31	125	$98,851
SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	100	59,660
				158,511
Internet 0.5%
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	125	122,182
Iron/Steel 0.7%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	100	99,271
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	6.750	04/15/30	25	23,620
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	25	22,147
Sr. Unsec’d. Notes	4.375	03/15/32	25	21,428
				166,466
Lodging 0.4%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	100	82,905
Machinery-Construction & Mining 0.3%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	75	69,097
Machinery-Diversified 1.0%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	25	26,144
Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	50,517

GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	50	39,972
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A (original cost $128,538; purchased 12/08/21)(f)	10.125	08/01/24	125	125,136
				241,769

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 9.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250%	02/01/31	475	$380,751
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	225	204,512
CSC Holdings LLC,
Gtd. Notes, 144A	4.125	12/01/30	200	138,762
Sr. Unsec’d. Notes	5.250	06/01/24	25	23,199
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	86,124
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	108,673
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27(d)	285	8,071
Sec’d. Notes, 144A	5.375	08/15/26(d)	299	12,410
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	85	38,447
Gtd. Notes	7.375	07/01/28	50	25,750
Gtd. Notes	7.750	07/01/26	125	71,595

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	125	120,192
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	100	86,166
iHeartCommunications, Inc., Sr. Sec’d. Notes	6.375	05/01/26	75	56,946
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	105	97,544
Nexstar Media, Inc., Gtd. Notes, 144A	5.625	07/15/27	75	68,812
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	125	96,287
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	125	62,925

Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	100	81,878
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25	100	97,277
Sr. Sec’d. Notes, 144A	6.625	06/01/27	100	94,805

Videotron Ltd. (Canada), Gtd. Notes, 144A	5.125	04/15/27	100	96,250
VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	200	159,036
				2,216,412

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 0.5%
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	6.125%	04/01/29	125	$112,969
Miscellaneous Manufacturing 0.7%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	50	48,231
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	125	112,674
				160,905
Oil & Gas 3.7%
Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30	75	68,972
Gtd. Notes, 144A	7.625	02/01/29	100	101,785
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	50	48,687
Gtd. Notes, 144A	5.875	02/01/29	100	94,202

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	75	73,939
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	125	104,611
Gtd. Notes, 144A	6.750	03/01/29	25	21,803
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	50	49,268
Gtd. Notes, 144A	4.750	02/15/30	25	22,642

Southwestern Energy Co., Gtd. Notes	5.375	03/15/30	150	137,955
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	4.500	04/30/30	150	131,472
				855,336
Packaging & Containers 1.5%
Graphic Packaging International LLC, Gtd. Notes	4.125	08/15/24	25	24,635
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	50	40,983
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	150	135,033
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	25	20,395
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	50	46,461

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625%	05/13/27	19	$18,971
Gtd. Notes, 144A	7.250	05/15/31	25	25,442

TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	50	44,328
				356,248
Pharmaceuticals 2.4%
AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29	125	96,305
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	200	89,000
Gtd. Notes, 144A	5.250	01/30/30	300	127,560
Gtd. Notes, 144A	9.000	12/15/25	25	21,625

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Sec’d. Notes, 144A	4.125	04/30/28	200	178,138
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	50	39,853
				552,481
Pipelines 2.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	125	114,898
Gtd. Notes, 144A	5.750	03/01/27	50	47,962

Cheniere Energy Partners LP, Gtd. Notes	4.000	03/01/31	150	132,072
Cheniere Energy, Inc., Sr. Unsec’d. Notes	4.625	10/15/28	125	117,495
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	100	83,197
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	50	50,242
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	25	25,129
				570,995
Real Estate 2.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	100	88,594

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate (cont’d.)
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750%	12/01/25		200	$192,342
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28		150	133,626
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		75	57,466
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	5.750	01/15/29		25	18,085
					490,113
Real Estate Investment Trusts (REITs) 2.5%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		75	53,712
Gtd. Notes	9.750	06/15/25		125	121,051
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	4.625	08/01/29		50	37,407
Gtd. Notes	5.000	10/15/27		100	82,191

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		100	100,107
SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29		225	190,107
					584,575
Retail 4.3%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.875	01/15/28		100	91,445
Arko Corp., Gtd. Notes, 144A	5.125	11/15/29		25	19,644
At Home Group, Inc., Gtd. Notes, 144A	7.125	07/15/29		52	49,554
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27		25	21,519
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		50	49,235
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes	6.250	10/30/25	EUR	100	102,818
Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29		75	60,260

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Gap, Inc. (The), Gtd. Notes, 144A	3.875%	10/01/31	100	$69,089
LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	50	39,600
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	50	41,909
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29	100	74,429
Patrick Industries, Inc., Gtd. Notes, 144A	4.750	05/01/29	80	68,423
SRS Distribution, Inc., Gtd. Notes, 144A	6.000	12/01/29	50	41,319
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	100	96,479
Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	150	131,862
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	50	43,426
				1,001,011
Software 1.7%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	150	134,777
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	72	72,203
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	75	69,938
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	75	64,411
Sr. Sec’d. Notes, 144A	3.875	07/01/28	50	44,128
				385,457
Telecommunications 3.5%
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25	105	40,853
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	35	7,525

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica), (cont’d.)
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000%	12/31/25	5	$3,400
Sr. Sec’d. Notes, 144A	8.750	05/25/24	200	183,050

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	07/01/23	200	38,000
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30	100	91,990
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.625	09/15/27	50	31,198
Sr. Sec’d. Notes, 144A	3.400	03/01/27	75	59,289

Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	50	60,710
Sprint LLC, Gtd. Notes	7.625	02/15/25	275	281,893
Zayo Group Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.125	03/01/28	35	21,104
				819,012

Total Corporate Bonds (cost $22,634,083)				19,481,651
Floating Rate and Other Loans 1.2%
Computers 0.1%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.843(c)	03/01/29	15	13,971
Housewares 0.4%
SWF Holdings I Corp., Initial Term Loan, PRIME + 3.000%	10.202(c)	10/06/28	99	81,923
Insurance 0.1%
Acrisure LLC, 2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	8.904(c)	02/15/27	25	23,281
Media 0.1%
Diamond Sports Group LLC, First Lien Term Loan, 6 Month SOFR + 8.250%	13.064(c)	05/25/26	34	25,720

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software 0.4%
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.419%(c)	07/14/28	117	$99,082
Telecommunications 0.1%
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	8.410(c)	05/27/24	25	22,721
MLN US Holdco LLC,
3L Term B Loans, 3 Month SOFR + 9.250%^	14.332(c)	10/18/27	1	384
Initial Term Loan, 3 Month SOFR + 6.440%	11.522(c)	10/18/27	2	1,649
Initial Term Loan (Second Out (1st Lien Roll-Up)), 3 Month SOFR + 6.700%	11.782(c)	10/18/27	4	2,409
				27,163

Total Floating Rate and Other Loans (cost $315,268)				271,140
U.S. Treasury Obligations 4.3%
U.S. Treasury Notes(k)	2.750	04/30/27	408	390,819
U.S. Treasury Notes	4.250	09/30/24	615	609,835

Total U.S. Treasury Obligations (cost $1,019,833)				1,000,654

Total Long-Term Investments (cost $24,885,357)				21,667,937

	Shares
Short-Term Investments 5.4%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wm)	681,515	681,515
PGIM Core Short-Term Bond Fund(wm)	37,083	338,195

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Core Ultra Short Bond Fund(wm)	233,542	$233,542

Total Short-Term Investments (cost $1,252,897)		1,253,252

TOTAL INVESTMENTS 98.9% (cost $26,138,254)		22,921,189
Other assets in excess of liabilities(z) 1.1%		256,816

Net Assets 100.0%		$23,178,005

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination
TD—The Toronto-Dominion Bank

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $384 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2023.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $155,377. The aggregate value of $148,406 is 0.6% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
(wm)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund, PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund, if applicable.

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Futures contracts outstanding at May 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	2 Year U.S. Treasury Notes	Sep. 2023	$205,828	$(181)
8	5 Year U.S. Treasury Notes	Sep. 2023	872,625	(5,473)
1	20 Year U.S. Treasury Bonds	Sep. 2023	128,344	1,506
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	136,875	1,902
				(2,246)
Short Position:
4	10 Year U.S. Treasury Notes	Sep. 2023	457,875	(139)
				$(2,385)
Forward foreign currency exchange contracts outstanding at May 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/02/23	TD	EUR	98	$104,949	$104,229	$—	$(720)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/02/23	BOA	EUR	98	$107,486	$104,230	$3,256	$—
Expiring 07/05/23	TD	EUR	98	105,152	104,433	719	—
				$212,638	$208,663	3,975	—
						$3,975	$(720)

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at May 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2023(4)	Value at Trade Date	Value at May 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	1,237	4.729%	$(1,045)	$25,736	$26,781
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Total return swap agreements outstanding at May 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.080%	BNP	06/20/23	(200)	$3,712	$—	$3,712
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.080%	BNP	09/20/23	(200)	3,580	—	3,580
					$7,292	$—	$7,292
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).